Fair Value Measurements (Details) - Warrant [Member] - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Dec. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Change in fair value of warrant liabilities	$ 15,776,805	$ 11,200,000	$ 922,000
General and administrative expenses			$ 2,924,805